Credit Risk - Disclosure of Mortgages Portfolios of Particular Interest by Credit Performance (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 202,929	£ 211,222
Properties in possession	£ 46	£ 23
Balance weighted LTV (indexed)	51.00%	51.00%
Accumulated impairment
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ (785)	£ (916)
Financial assets	870	994
Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	167,228	175,239
Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	173	244
Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 6,511	£ 7,028
Stage 3 ratio	3.37%	3.83%
Gross write-offs (12 months)	£ 147	£ 130
Everyday Banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	286	300
Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,212	£ 1,819
Stage 3 ratio	7.10%	7.25%
Gross write-offs (12 months)	£ 10	£ 11
Everyday Banking | Business banking | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	16	16
Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,089	£ 2,064
Stage 3 ratio	1.20%	1.32%
Gross write-offs (12 months)	£ 60	£ 48
Everyday Banking | Personal loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	63	66
Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 2,774	£ 2,674
Stage 3 ratio	2.75%	2.95%
Gross write-offs (12 months)	£ 51	£ 46
Everyday Banking | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	150	140
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 436	£ 471
Stage 3 ratio	7.40%	6.73%
Gross write-offs (12 months)	£ 26	£ 25
Everyday Banking | Overdrafts | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	57	78
Everyday Banking | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 5,299	£ 5,209
Stage 3 ratio	2.52%	2.65%
Gross write-offs (12 months)	£ 137	£ 119
Everyday Banking | Other unsecured loans | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	270	284
Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,759	£ 5,228
Stage 3 ratio	0.77%	0.53%
Gross write-offs (12 months)	£ 25	£ 23
Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	69	70
Interest-only
Disclosure of credit risk exposure [line items]
Properties in possession	£ 23	£ 12
Balance weighted LTV (indexed)	48.00%	48.00%
Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 36,414	£ 39,104
Part interest-only, part repayment
Disclosure of credit risk exposure [line items]
Properties in possession	£ 8	£ 3
Balance weighted LTV (indexed)	52.00%	51.00%
Mortgage loan including interest-only part	£ 9,182	£ 9,684
Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,052	12,788
Flexible
Disclosure of credit risk exposure [line items]
Properties in possession	£ 8	£ 2
Balance weighted LTV (indexed)	38.00%	37.00%
Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 4,333	£ 5,418
LTV >100%
Disclosure of credit risk exposure [line items]
Properties in possession	£ 10	£ 5
Balance weighted LTV (indexed)	117.00%	116.00%
LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 281	£ 445
Buy-to-let
Disclosure of credit risk exposure [line items]
Properties in possession	£ 2	£ 1
Balance weighted LTV (indexed)	59.00%	60.00%
Buy-to-let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14,931	£ 15,585
Stage 1 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	153	170
Stage 1 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	148,560	155,063
Stage 1 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,440	5,807
Stage 1 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,042	1,574
Stage 1 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,892	1,743
Stage 1 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	2,271	2,283
Stage 1 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	235	207
Stage 1 | Everyday Banking | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,398	4,233
Stage 1 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	4,389	4,870
Stage 1 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	29,989	32,244
Stage 1 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	10,270	11,077
Stage 1 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,190	4,420
Stage 1 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	75	276
Stage 1 | Buy-to-let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,672	13,887
Stage 2
Disclosure of credit risk exposure [line items]
Loans and advances to customers	21,422	23,879
Stage 2 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	359	462
Stage 2 | Accumulated impairment | Total Undrawn
Disclosure of credit risk exposure [line items]
Financial assets	38	40
Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	16,890	18,160
Stage 2 | Mortgages | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	84	110
Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	883	990
Stage 2 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	85	115
Stage 2 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	172	294
Stage 2 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	454	345
Stage 2 | Everyday Banking | Credit cards | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	85	87
Stage 2 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	172	236
Stage 2 | Everyday Banking | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	798	875
Stage 2 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	334	330
Stage 2 | Consumer Finance | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	27	30
Stage 2 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	5,608	5,874
Stage 2 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,562	1,472
Stage 2 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	933	744
Stage 2 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	150	104
Stage 2 | Buy-to-let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,204	1,647
Stage 3 | Accumulated impairment
Disclosure of credit risk exposure [line items]
Financial assets	358	362
Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,778	£ 2,016
Stage 3 ratio	1.07%	1.16%
Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 188	£ 231
Stage 3 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Loans and advances to customers	85	130
Stage 3 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	25	27
Stage 3 | Everyday Banking | Credit cards
Disclosure of credit risk exposure [line items]
Loans and advances to customers	49	46
Stage 3 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Loans and advances to customers	29	28
Stage 3 | Everyday Banking | Other unsecured loans
Disclosure of credit risk exposure [line items]
Loans and advances to customers	103	101
Stage 3 | Consumer Finance
Disclosure of credit risk exposure [line items]
Loans and advances to customers	36	28
Stage 3 | Interest-only | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 817	£ 986
Stage 3 ratio	2.26%	2.54%
Stage 3 | Part interest-only, part repayment | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 220	£ 239
Stage 3 ratio	1.83%	1.88%
Stage 3 | Flexible | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 210	£ 254
Stage 3 ratio	5.25%	5.01%
Stage 3 | LTV >100% | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 56	£ 65
Stage 3 ratio	20.09%	14.54%
Stage 3 | Buy-to-let | Mortgages
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 55	£ 51
Stage 3 ratio	0.37%	0.33%